Consolidated Statements of Member's Equity - USD ($) $ in Millions	Total	Cheniere CCH HoldCo I, LLC [Member]
Member's equity, beginning of period at Dec. 31, 2018	$ 2,081	$ 2,081
Capital contributions	711	711
Net income (loss)	(374)	(374)
Member's equity, end of period at Dec. 31, 2019	2,418	2,418
Capital contributions	145	145
Distributions	(2)	(2)
Net income (loss)	63	63
Member's equity, end of period at Dec. 31, 2020	2,624	2,624
Distributions	(1,163)	(1,163)
Net income (loss)	(180)	(180)
Member's equity, end of period at Dec. 31, 2021	$ 1,281	$ 1,281